INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 19:  INCOME TAX

A. Tower Statutory Income Rates

Pursuant to Amendment 73 to the Investment Law adopted in 2017 and since Tower is an Israeli industrial company located in Migdal Ha’emek, it meets the conditions for “Preferred Enterprises”. It is subject to an income tax rate of 7.5%. Any portion of Tower’s taxable income that is not eligible for Preferred Enterprise benefits, if at all, is to be taxed at the regular Israeli corporate tax rate of 23%.

B.  Income Tax Expense, Net

The Company's provision for income tax is affected by income tax in a multinational tax environment. The income tax provision is an estimate determined based on current enacted tax laws and tax rates at each of its geographic locations, with the use of acceptable allocation methodologies based upon the Company’s organizational structure, operations and business mode of work, and results in applicable local taxable income attributable to those locations.

The Company’s income tax provision consists of the following for the years ended December 31, 2023, 2022 and 2021:

Details	2023	2022	2021
Current tax expense:
Foreign	$13,374	$13,167	$13,504
Deferred tax expense (benefit):
Local	62,748	21,550	2,518
Foreign	(10,810)	(9,215)	(14,998)
Income tax expense, net	$65,312	$25,502	$1,024

Details	2023	2022	2021
Profit before taxes:
Local	$588,453	$295,438	$166,273
Foreign	(3,611)	(3,465)	(11,174)
Total profit before taxes	$584,842	$291,973	$155,099

C. Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of December 31, 2023 and 2022:

Details	2023	2022
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$9,889	$53,473
Employees compensation	7,853	7,670
Accruals and allowances	10,997	10,935
Research and development credit	24,677	21,340
Research and development - Section 174	19,582	11,748
Lease liabilities	12,199	14,642
Others	2,122	1,894
	87,319	121,702
Valuation allowance, see Note 19F below	(20,238)	(17,541)
Deferred tax assets	$67,081	$104,161
Deferred tax liabilities - long-term:
Depreciation and amortization	$(72,254)	$(81,929)
ROU - assets under operating leases	(1,609)	(2,027)
Others	(838)	77
Deferred tax liabilities	$(74,701)	$(83,879)

Presented in long term deferred tax assets	$1,810	$32,787
Presented in long term deferred tax liabilities	$(9,430)	$(12,505)

D. Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Details	Unrecognized tax benefits
Balance as of January 1, 2023	$8,490
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2023	$9,217

Details	Unrecognized tax benefits
Balance as of January 1, 2022	$7,763
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2022	$8,490

Details	Unrecognized tax benefits
Balance as of January 1, 2021	$15,314
Additions for tax positions of current year	624
Reduction due to statute of limitations of prior years	(8,175)
Balance as of December 31, 2021	$7,763

E. Effective Income Tax

The reconciliation of the statutory tax rate to the effective tax rate for the years ended December 31, 2023, 2022 and 2021:

Details	2023	2022	2021
Tax expense computed at statutory rates, see (*) below	$134,514	$67,154	$35,673
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(89,487)	(46,012)	(24,683)
Change in valuation allowance, see Note 19F below	2,697	5,911	899
Permanent differences and other, net	17,588	(1,551)	(10,865)
Income tax expense	$65,312	$25,502	$1,024

(*) The tax expense was computed based on the regular Israeli corporate tax rate of 23%.

F.  Net Operating Loss Carryforward

As of December 31, 2023, Tower had no operating loss carryforward for tax purposes.

As of December 31, 2023, Tower US Holdings had federal net operating loss carryforwards of approximately $44,000 of which approximately $34,000 does not expire and is subject to an annual taxable income limitation of 80%. The remaining federal tax loss carryforward of $10,000 will expire in 2028, unless previously utilized.

As of December 31, 2023, Tower US Holdings had California state net operating loss carryforward of approximately $9,000. The state tax loss carryforward will begin to expire in 2029, unless previously utilized.

Tower US Holdings recorded a valuation allowance thereby reducing the deferred tax asset balances of the federal and state net operating loss carryforward.

As of December 31, 2023, and 2022, TPSCo had no net operating loss carryforward.

G. Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2017 are deemed final. During 2023, the Israeli tax authority commenced a tax audit on Tower for the tax years 2018 to 2021. As of the date of the consolidated financial statements, the tax audit is still in process.

Tower US Holdings files a consolidated tax return, including TSNB and TSSA. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple states.

In general, Tower US Holdings is no longer subject to U.S. federal income tax examinations for any of the years before 2020 and state and other U.S local income tax examinations for any of the years before 2019. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount.

TPSCo possesses final income tax assessments through the year 2020.